Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Deposits in banks	₩ 95,573	₩ 52,941
Money market instruments	15,059	26,487
Total	₩ 110,632	₩ 79,428	₩ 86,051	₩ 39,095